Initial Public Offering (Details) - USD ($)		6 Months Ended	12 Months Ended
	Sep. 07, 2021	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 05, 2024	Aug. 17, 2023	Jun. 07, 2023	Mar. 06, 2023
Initial Public Offering [Line Items]
Common stock price, per share		$ 11.5	$ 11.5			$ 1
Number of units issued		24,000,000
Warrant [Member]
Initial Public Offering [Line Items]
Offering costs allocated to derivative warrant liabilities	$ 668,000
Investors of price per share						$ 1
Sponsor [Member]
Initial Public Offering [Line Items]
Investors of price per share								$ 0.04
Anchor Investor [Member]
Initial Public Offering [Line Items]
Number of units issued			23,760,000
Anchor Investor [Member] | Founder Shares [Member]
Initial Public Offering [Line Items]
Generating gross proceeds			$ 3,200,000
Estimated fair value of shares sold to investors price per share			$ 2.37
Anchor Investor [Member] | Sponsor [Member] | Founder Shares [Member]
Initial Public Offering [Line Items]
Aggregate number of shares transferred to investor			1,350,000
Investors of price per share			$ 0.004
Class A Common Stock [Member]
Initial Public Offering [Line Items]
Common stock price, per share	$ 11.5	$ 18
Investors of price per share					$ 0.0001
Initial Public Offering [Member]
Initial Public Offering [Line Items]
Number of shares issued	24,000,000
Generating gross proceeds		$ 241,200,000
Number of units issued	24,000,000	23,760,000	24,000,000
Investors of price per share		$ 10.05	$ 10.05				$ 0.02
Initial Public Offering [Member] | Warrant [Member]
Initial Public Offering [Line Items]
Offering costs allocated to derivative warrant liabilities	$ 668,000
Initial Public Offering [Member] | Class A Common Stock [Member]
Initial Public Offering [Line Items]
Number of shares issued	24,000,000
Generating gross proceeds	$ 240,000,000			$ 240,000,000
Offering costs	17,500,000
Deferred underwriting commissions	$ 12,000,000
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Number of units issued		3,600,000	3,600,000